    As filed with the Securities and Exchange Commission on November 3, 2014


                                                            File Nos. 333-161443

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []


                        Post-Effective Amendment No. 8


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 522


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               11225 North Community House Road, Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                                 Eric T. Steigerwalt

                                     President

                    MetLife Investors USA Insurance Company


                         11225 North Community House Road

                               Charlotte, NC 28277




                                   COPIES TO:


                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                             Suite 1100-East Tower

                           Washington, D.C. 20005-331


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[X]    on November 17, 2014 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

NOTE

This registration statement incorporates herein by reference the Prospectus and Statement of Additional Information each dated April 28, 2014 (File Nos. 333-161443/811-03365) filed on April 9, 2014 pursuant to Rule 485(b).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of New York, and the state of New York, on the 3rd day of November, 2014.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
(Registrant)

By: METLIFE INVESTORS USA INSURANCE COMPANY

By: /s/ Elizabeth M. Forget
    ------------------------------
    Elizabeth M. Forget
    Executive Vice President

By: METLIFE INVESTORS USA INSURANCE COMPANY
    (Depositor)

By: /s/ Elizabeth M. Forget
    ------------------------------
    Elizabeth M. Forget
    Executive Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 3, 2014.

/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President
------------------------------     and Chief Executive Officer
Eric T. Steigerwalt

/s/ Peter M. Carlson*              Executive Vice President and Chief
------------------------------     Accounting Officer
Peter M. Carlson

/s/ James J. Reilly*               Vice President-Finance (principal financial
------------------------------     officer)
James J. Reilly

/s/ Susan A. Buffum*               Director
------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*           Director and Executive Vice President
------------------------------
Elizabeth M. Forget

/s/ Kumar Das Gupta*               Director
------------------------------
Kumar Das Gupta

/s/ Stephen M. Kessler*            Director
------------------------------
Stephen M. Kessler

/s/ Lisa S. Kuklinski*             Director and Vice President
------------------------------
Lisa S. Kuklinski

/s/ Dina R. Lumerman*              Director
------------------------------
Dina R. Lumerman

/s/ Kieran R. Mullins              Director
------------------------------
Kieran R. Mullins

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     November 3, 2014

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-161443/811-03365) filed as
Exhibit 13 on April 12, 2013, except for the powers of attorney for Kumar Das Gupta and Dina R. Lumerman which are incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-161443/811-03365) filed as Exhibit 13(b) on April 9, 2014.